Note 10 - Derivative Liability: Schedule of assumptions used to value the derivative liabilities using the Black-Scholes options pricing model (Tables)	6 Months Ended
Feb. 28, 2015
Tables/Schedules
Schedule of assumptions used to value the derivative liabilities using the Black-Scholes options pricing model
February 28, 2015

Risk-free interest rate	0.22% – 1.61%
Expected options life	00.3 – 5.00
Expected dividend yield	-
Expected price volatility	74% – 241%